Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 71,257	$ 192,148
Short-term investments, net	91,925	21,330
Accounts receivable, net	14,953	19,053
Inventories, net	32,005	15,077
Prepaid expenses and other current assets	4,507	2,406
Total current assets	214,647	250,014
Property, plant and equipment, net	18,325	7,484
Long-term investments, net	0	4,006
Other intangible assets, net	2,014	1,596
Deferred financing costs, net	2,653	2,939
Other assets	3,093	1,538
Total assets	240,732	267,577
Current liabilities:
Accounts payable	5,025	3,890
Other accrued liabilities	12,436	7,001
Total current liabilities	17,461	10,891
Convertible senior notes, net	94,277	88,922
Other long-term liabilities	2,210	0
Commitments and contingencies - See Note 14
Stockholders' equity:
Preferred stock--$.001 par value; 5,000 shares authorized; no shares issued and outstanding at December 31, 2011 and 2010, respectively
Common stock--$.001 par value; 25,000 shares authorized; 14,114 and 13,879 shares issued and outstanding at December 31, 2011 and 2010, respectively	14	14
Additional paid-in capital	316,748	302,533
Accumulated deficit	(182,324)	(127,269)
Accumulated other comprehensive loss:
Cumulative translation adjustments	(7,631)	(7,548)
Unrealized gain on investments	(23)	34
Total accumulated other comprehensive loss	(7,654)	(7,514)
Total stockholders' equity	126,784	167,764
Total liabilities and stockholders' equity	$ 240,732	$ 267,577